Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Tables Present the Key Inputs Applied In the Valuations Warrants
The following tables present the key inputs applied in the valuations of the Series J Warrants as of December 31, 2024:

	December 31, 2024
	Change of Control Scenario	IPO Scenario	Default Scenario
Average value per Series J Warrant	$8.43	$2.86	$—
Event weighting	55%	15%	30%
Weighted average value per Series J Warrant	$4.64	$0.43	$—

Total probability weighted average value per Series J Warrant			$5.07

The following tables present the key inputs applied in the valuations of the Common Warrants as of December 31, 2024:

	December 31, 2024
	Change of Control Scenario	IPO Scenario	Default Scenario
Value per Common Warrant on a marketable basis	$0.98	$7.03	—
Discount for lack of marketability	40%	20%	N/A
Value per Common Warrant on a non-marketable basis	$0.59	$5.62	—
Event weighting	55%	15%	30%
Weighted value per Common Warrant	$0.32	$0.84	—

Total probability weighted value per Common Warrant			$1.16

The following table presents the key inputs applied in the valuations of the Series J Warrants as of the years ended December 31, 2024 and 2023:

	December 31, 2024
	Change of Control Scenario	IPO Scenario	Default Scenario
Average Value per Series J Warrant	$8.43	$2.86	$—
Event Weighting	55%	15%	30%
Weighted Average Value per Series J Warrant	$4.64	$0.43	$—

Total Probability Weighted Average Value per Series J Warrant			$5.07

	December 31, 2023
	Change of Control Scenario	All Other Scenarios
Average Value per Series J Warrant	$3.47	$1.80
Discount for Lack of Marketability	35%	35%
Average Value per Series J Warrant on a Non-Marketable basis	$2.26	$1.17
Event Weighting	50%	50%
Weighted Average Value per Series J Warrant	$1.13	$0.58

Total Probability Weighted Average Value per Series J Warrant		$1.71

The following table presents the key inputs applied in the valuations of the Common Warrants as of the year ended December 31, 2024. No Common Warrants were issued in the year ended December 31, 2023.

	December 31, 2024
	Change of Control Scenario	IPO Scenario	Default Scenario
Value per Common Warrant on a Marketable Basis	$0.98	$7.03	$—
Discount for Lack of Marketability	40%	20%	n/a
Value per Common Warrant on a Non-Marketable Basis	$0.59	$5.62	$—
Event Weighting	55%	15%	30%
Weighted Value per Common Warrant	$0.32	$0.84	$—

Total Probability Weighted Value per Common Warrant			$1.16

Schedule of presents the key inputs applied in the valuation of the RPM Call Option and majority sponsortop-up
The Company uses the Black-Scholes option-pricing valuation model to value the RPM Call Option. The following table presents the key inputs applied in the valuation of the RPM Call Option as of December 31, 2024:

December 31, 2024
Weighted average Series D Preferred Stock Price	$16.53
Exercise price for the RPM Option	$16.92
Risk-free rate	4.27%
Volatility	60%
Term (years)	0.36
Black-Scholes value (per share)	$2.29
Number of units	1,820
Value of RPM Option	$4,159
The Company uses the forward pricing valuation model to value the Majority Sponsor
Top-Up.
The following table presents the key inputs applied in the valuations of the Majority Sponsor
Top-Up
as of December 31, 2024:

December 31, 2024
Amount subject to the Majority Sponsor Top-Up	$20,198
Contractual purchase price for Series D Preferred Stock (per share)	$16.92
Weighted average Series D Preferred Stock price	$16.53
Risk-free rate	4.27%
Term (years)	0.36
Discount factor	0.9849
Value of forward obligation (per share)	$(0.14)
Number of units subject to purchase by majority sponsor	1,194
Value of Majority Sponsor Top-Up	$(170)

The Company uses the Black-Scholes option-pricing valuation model to value the RPM Call Option. The following table presents the key inputs applied in the valuations of the RPM Call Option as of the year ended December 31, 2024:

December 31, 2024
Weighted Average Series D Preferred Stock Price	$16.53
Exercise Price for the RPM Option	$16.92
Risk-free Rate	4.27%
Volatility	60%
Term (years)	0.36
Black Scholes Value (per share)	$2.29
Number of Units per Contractual Terms	1,820
Value of RPM Option	$4,159
The Company uses the forward pricing valuation model to value the Majority Sponsor
Top-Up.
The following table presents the key inputs applied in the valuations of the Majority Sponsor
Top-Up
as of the year ended December 31, 2024:

December 31, 2024
Amounts subject to Top-Up	$20,198
Contractual Purchase Price for Series D Preferred Stock (per share)	$16.92
Weighted Average Series D Preferred Stock Price as of Valuation Date	$16.53
Risk-free Rate	4.27%
Term (years)	0.36
Discount Factor	0.9849
Value of Forward Obligation (per share)	$(0.14)
Number of Units subject to Purchase by Majority
Sponsor	1,194
Value of Majority Sponsor Top-Up	$(170)

Schedule of Carrying Value of The Term Loans Approximated Their Estimated Fair Value

	September 30, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Cash	$622,256	$—	$—	$622,256
Money market funds	372,906	—	—	372,906

Total financial assets	$995,162	$—	$—	$995,162

Liabilities:
Series J Warrants	—	5,267	—	5,267

Total financial liabilities	$—	$5,267	$—	$5,267

The fair value of the Series J Warrants, Common Warrants, and tranche obligations as of December 31, 2024, was $2.9 million, $1.2 million and $4.0 million, respectively. The carrying value of the Term Loans approximated their estimated fair value as of December 31, 2024.

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Cash	$81,847	$—	$—	$81,847
Restricted cash	14,127	—	—	14,127
Money market funds	—	41,584	—	41,584
Majority Sponsor Top-Up	—	—	170	170

Total financial assets	$95,974	$41,584	$170	$137,728

Liabilities:
Series J Warrants	—	—	2,850	2,850
Common Warrants	—	—	1,220	1,220
RPM Call Option	—	—	4,159	4,159

Total financial liabilities	$—	$—	$8,229	$8,229

As of December 31, 2024, the fair value of the Series J Warrants, Common Warrants, and Tranche Obligations are $2.9 million, $1.2 million and $4.0 million, respectively. As of December 31, 2024, the carrying value of the Term Loan Facility approximates its estimated fair value.

	December 31, 2024
Description	Level 1	Level 2	Level 3	Total
Assets
Cash	$81,847	$—	$—	$81,847
Restricted Cash	14,127	—	—	14,127
Money Market Account	—	41,584	—	41,584
Majority Sponsor Top-Up	—	—	170	170

Total financial assets	$95,974	$41,584	$170	$137,728

Liabilities:
Series J Warrants	$—	$—	$2,850	$2,850
Common Warrants	—	—	1,220	1,220
RPM Call Option	—	—	4,159	4,159

Total financial liabilities	$—	$—	$8,229	$8,229

As of December 31, 2023, the fair value of the Series J Warrants is $0.1 million. There were no Common Warrants or Tranche Obligations outstanding during the year ended December 31, 2023. As of December 31, 2023, the carrying value of the Term Loan Facility approximates its estimated fair value.

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets Cash	$7,948	$—	$—	$7,948
Restricted Cash	13,201	—	—	13,201
Money Market Account	—	73,997	—	73,997

Total financial assets	$21,149	$73,997	$—	$95,146

Liabilities:
Series J Warrants	$—	$—	$991	$991

Total financial liabilities	$—	$—	$991	$991